Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital Ordinary Shares	Share Capital Preferred Shares	Capital Surplus	Accumulated Deficits	Exchange Difference on Translation
Beginning balance at Dec. 31, 2019	$ 217,918	$ 14	$ 85,714	$ 430,616	$ (302,627)	$ 4,201
Net loss	(49,280)				(49,280)
Other comprehensive income (loss)	14,394					14,394
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(34,886)				(49,280)	14,394
Capital surplus used to offset accumulated deficits	0			(302,660)	302,660
Ending balance at Dec. 31, 2020	183,032	14	85,714	127,956	(49,247)	18,595
Net loss	(67,362)				(67,362)
Other comprehensive income (loss)	3,005					3,005
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(64,357)				(67,362)	3,005
Issuance of shares	0	1		(1)
Shared-based payments (Note 21)	5,038			5,038
Ending balance at Dec. 31, 2021	123,713	15	85,714	132,993	(116,609)	21,600
Net loss	(98,908)				(98,908)
Other comprehensive income (loss)	(16,180)					(16,180)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(115,088)				(98,908)	(16,180)
Issuance of shares	472,579	9		472,570
Repurchase of Series C preferred shares	(85,714)		(85,714)
Recognition of earnout liabilities (Note 12)	134,423				(134,423)
Shared-based payments (Note 21)	37,907			37,907
Ending balance at Dec. 31, 2022	$ 298,974	$ 24	$ 0	$ 643,470	$ (349,940)	$ 5,420